Segmented Information - Schedule of Geographical Areas (Detail) - CAD CAD in Millions	Dec. 31, 2017	Dec. 31, 2016
Disclosure of geographical areas [line items]
Geographical distribution of non-current assets	CAD 31,075	CAD 29,721
Canada [member]
Disclosure of geographical areas [line items]
Geographical distribution of non-current assets	22,466	20,853
Chile [member]
Disclosure of geographical areas [line items]
Geographical distribution of non-current assets	6,077	6,332
Peru [member]
Disclosure of geographical areas [line items]
Geographical distribution of non-current assets	1,305	1,286
United States [member]
Disclosure of geographical areas [line items]
Geographical distribution of non-current assets	1,131	1,180
Other [member]
Disclosure of geographical areas [line items]
Geographical distribution of non-current assets	CAD 96	CAD 70